Segment, Geographic and Other Revenue Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 51,584		$ 54,657		$ 61,035	[1],[2]
Earnings	15,716	[3],[4],[5]	11,242	[3],[4],[5]	11,481	[2],[3],[4],[5]
Depreciation and amortization	6,306	[6]	7,394	[6]	8,701	[2],[6]
Primary Care [Member]
Segment Reporting Information [Line Items]
Revenues	13,272	[7]	15,558	[7]	22,670	[2],[7]
Earnings	7,981	[3],[7]	9,613	[3],[7]	15,001	[2],[3],[7]
Depreciation and amortization	155	[6],[7]	244	[6],[7]	249	[2],[6],[7]
Specialty Care And Oncology [Member]
Segment Reporting Information [Line Items]
Revenues	14,934		15,461		16,568	[2]
Earnings	10,350	[3]	10,499	[3]	10,789	[2],[3]
Depreciation and amortization	351	[6]	403	[6]	427	[2],[6]
Established Products and Emerging Markets [Member]
Segment Reporting Information [Line Items]
Revenues	19,672	[8]	20,195	[8]	18,509	[2],[8]
Earnings	11,159	[3],[8]	11,217	[3],[8]	9,417	[2],[3],[8]
Depreciation and amortization	390	[6],[8]	408	[6],[8]	430	[2],[6],[8]
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Revenues	47,878		51,214		57,747	[2]
Earnings	29,490	[3]	31,329	[3]	35,207	[2],[3]
Depreciation and amortization	896	[6]	1,055	[6]	1,106	[2],[6]
Other operating segment and other business activities [Member]
Segment Reporting Information [Line Items]
Revenues	3,574	[9]	3,443	[9]	3,288	[2],[9]
Earnings	(2,005)	[3],[9]	(2,397)	[3],[9]	(2,608)	[2],[3],[9]
Depreciation and amortization	166	[6],[9]	190	[6],[9]	223	[2],[6],[9]
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues	0		0		0	[2]
Earnings	(5,800)	[3]	(6,112)	[3]	(7,317)	[2],[3]
Depreciation and amortization	382	[6]	485	[6]	540	[2],[6]
Purchase Accounting Adjustments [Member]
Segment Reporting Information [Line Items]
Revenues	0	[10]	0	[10]	0	[10],[2]
Earnings	(4,344)	[10],[3]	(4,905)	[10],[3]	(6,672)	[10],[2],[3]
Depreciation and amortization	4,487	[10],[6]	4,988	[10],[6]	5,476	[10],[2],[6]
Acquisition-related Costs [Member]
Segment Reporting Information [Line Items]
Revenues	0	[11]	0	[11]	0	[11],[2]
Earnings	(376)	[11],[3]	(946)	[11],[3]	(1,913)	[11],[2],[3]
Depreciation and amortization	124	[11],[6]	273	[11],[6]	614	[11],[2],[6]
Certain significant items [Member]
Segment Reporting Information [Line Items]
Revenues	132	[12]	0	[12]	0	[12],[2]
Earnings	(692)	[12],[3]	(5,039)	[12],[3]	(4,255)	[12],[2],[3]
Depreciation and amortization	167	[12],[6]	300	[12],[6]	614	[12],[2],[6]
Other unallocated [Member]
Segment Reporting Information [Line Items]
Revenues	0	[13]	0	[13]	0	[13],[2]
Earnings	(557)	[13],[3]	(688)	[13],[3]	(961)	[13],[2],[3]
Depreciation and amortization	$ 84	[13],[6]	$ 103	[13],[6]	$ 128	[13],[2],[6]

[1]	For 2011, includes King commencing on the acquisition date of January 31, 2011.
[2]	For 2011, includes King commencing on the acquisition date of January 31, 2011.
[3]	Income from continuing operations before provision for taxes on income.
[4]	2013 v. 2012––The decrease in the domestic loss was primarily due to income from a litigation settlement in the second quarter of 2013 with Teva and Sun for patent-infringement damages resulting from their “at-risk” launches of generic Protonix in the U.S., lower charges related to other legal matters, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity initiatives, partially offset by lower revenues. The increase in international income is primarily related to the gain associated with the transfer of certain product rights to Pfizer’s equity-method investment in China (Hisun Pfizer) in 2013, lower charges related to other legal matters, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity Initiatives and lower amortization of intangible assets, partially offset by lower revenues and higher asset impairments and related charges. For additional information about the litigation settlement with Teva and Sun, see Note 17A5. Commitments and Contingencies: Legal Proceedings––Certain Matters Resolved During 2013. For additional information about Hisun Pfizer, see Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments.
[5]	2012 v. 2011––The increase in the domestic loss was primarily due to the reduction in revenues resulting from the loss of exclusivity of Lipitor, Geodon and certain other biopharmaceutical products; certain legal settlements and related charges, primarily associated with Rapamune, Celebrex, hormone-replacement therapy and Chantix; higher costs associated with the separation of Zoetis; and the payment to AstraZeneca to obtain the exclusive global OTC rights to Nexium, partially offset by lower acquisition-related costs. The increase in international income was due to lower amortization of intangible assets and charges resulting from fair value adjustments to inventory sold during the period, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity initiatives, partially offset by the reduction in revenues resulting from the loss of exclusivity of Lipitor, Geodon and certain other biopharmaceutical products.
[6]	Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.
[7]	Revenues and Earnings from the Primary Care segment decreased for 2013 as compared to the prior year, and Earnings as a percentage of revenues for 2013 also declined, primarily due to the loss of exclusivity of Lipitor in developed Europe and Australia; the subsequent shift in the reporting of Lipitor in those major markets to the Established Products business unit; the losses of exclusivity of certain other products in various markets; lower Alliance revenues from Spiriva due to the ongoing expiration of the Spiriva collaboration in certain countries; and the termination of the co-promotion agreement for Aricept in Japan in December 2012. Revenues and Earnings from the Primary Care segment decreased for 2012 as compared to 2011, and Earnings as a percentage of revenues also declined, primarily due to the loss of exclusivity of Lipitor in most major markets, and the subsequent shift in the reporting of Lipitor in those major markets to the Established Products business unit.
[8]	Revenues and Earnings from the Established Products and Emerging Markets segment decreased in 2013 as compared to the prior year, primarily due to the continued erosion of branded Lipitor in the U.S. and Japan, partially offset by the addition of products in certain markets that shifted to the Established Products unit from other business units beginning January 1, 2013 and strong volume growth in China. Revenues and Earnings from the Established Products and Emerging Markets segment increased in 2012 as compared to 2011, primarily due to additional products losing exclusivity and moving to the Established Products unit and increased operational sales in emerging markets, partially offset by unfavorable foreign exchange. Earnings as a percentage of revenue in 2012 increased due to the change in the mix of products.
[9]	Other business activities includes the revenues and operating results of Pfizer CentreSource, our contract manufacturing and bulk pharmaceutical chemical sales operation, and the R&D costs managed by our Worldwide Research and Development organization and our Pfizer Medical organization.
[10]	Purchase accounting adjustments include certain charges related to the fair value adjustments to inventory, intangible assets and property, plant and equipment.
[11]	Acquisition-related costs can include costs associated with acquiring, integrating and restructuring newly acquired businesses, such as transaction costs, integration costs, restructuring charges and additional depreciation associated with asset restructuring. For additional information, see Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives.
[12]	Certain significant items are substantive, unusual items that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis. For Revenues in 2013, certain significant items represent revenues related to our transitional manufacturing and supply agreements with Zoetis. For additional information, see Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.For Earnings in 2013, certain significant items includes: (i) patent litigation settlement income of $1.3 billion, (ii) the gain associated with the transfer of certain product rights to our equity-method investment in China of $459 million, (iii) income related to our transitional manufacturing and supply agreements with Zoetis of $16 million, (iv) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.3 billion, (v) certain asset impairments and related charges of $1.1 billion, (vi) other charges of $83 million, (vii) net charges for certain legal matters of $21 million and (viii) costs associated with the separation of Zoetis of $18 million. For additional information, see Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments, Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives and Note 4. Other (Income)/Deductions––Net.For Earnings in 2012, certain significant items includes: (i) net charges for certain legal matters of 2.2 billion, (ii) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.8 billion, (iii) certain asset impairment charges of $875 million, (iv) costs associated with the separation of Zoetis of $125 million and (v) other charges of $19 million. For additional information see Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives and Note 4. Other (Income)/Deductions––Net.For Earnings in 2011, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $2.5 billion (ii) certain asset impairment charges of $827 million, (iii) charges for certain legal matters of $822 million, (iv) other charges of $69 million and (v) costs associated with the separation of Zoetis of $35 million (see Note 3. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives and Note 4. Other (Income)/Deductions––Net for additional information).
[13]	Includes overhead expenses associated with our manufacturing and commercial operations not directly attributable to an operating segment.